Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-financial assets:
Other real estate owned	$ 35,332,000	$ 60,487,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	993,000	18,361,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	0	16,587,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	896,000	1,283,000
Charges to allowance for probable loan losses in connection with other real estate owned	2,000	22,000	$ 9,611,000
Adjustment to fair value in connection with other real estate owned	2,655,000	1,539,000	$ 322,000
Fair Value, Measurements, Nonrecurring [Member]
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	209,000	(86,000)
Change in net provision, other real estate owned	2,655,000	1,539,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Watch-List doubtful loans		393,000
Non-financial assets:
Other real estate owned	18,095,000	6,241,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	55,000
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value Measurement [Member]
Assets:
Watch-List doubtful loans		393,000
Non-financial assets:
Other real estate owned	18,095,000	$ 6,241,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	$ 55,000